SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Concentration and risk
Accounts receivable, net	¥ 299,742,923	¥ 268,557,176		$ 43,458,639
Advances from customers	24,931,897	17,266,994		$ 3,614,785
Total purchases | Suppliers risk | Supplier A
Concentration and risk
Purchases from suppliers	¥ 354,980,995	¥ 298,264,146	¥ 0
Concentration risk (as a percent)	13.00%	12.00%	0.00%
Accounts receivable | Customer risk | Customer Y
Concentration and risk
Accounts receivable, net	¥ 135,105,131	¥ 117,742,621
Concentration risk (as a percent)	45.00%	44.00%
Advances from customers | Customer risk | Customer Z
Concentration and risk
Advances from customers	¥ 2,787,482	¥ 0
Concentration risk (as a percent)	11.00%	0.00%